Note 10 - Options and Warrants to Purchase Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.25	3,283,283	5.00	$0.25
$1.15	461,340	4.83	$1.15
$2.00	54,367	0.09	$2.00
	3,798,990	4.91	$0.38

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.78	213,402	0.09	$0.78
$1.15	461,340	5.33	$1.15
$2.00	54,367	0.59	$2.00
	729,109	3.44	$1.11

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015
Dividend Yield	0%	0%
Expected Life (years)	5.0	5.6
Expected Volatility	83.4%	51.0%
Risk Free Interest Rate	1.20%	1.47%

	2015	2014
Dividend Yield	0%	0%
Expected Life (in years)	7.00	5.5
Expected Volatility	72.9%	56.1%
Risk Free Interest Rate	2.00%	1.79%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	June 30, 2016
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life *

Outstanding at beginning of period	17,806,472	$1.00
Issued	2,671,488	0.26
Exercised	- 0 -	- 0 -
Forfeited	- 0 -	- 0 -
Outstanding at end of period	20,477,960	$0.92	4.54
Exercisable at end of period	19,271,284	$0.92	4.54

	December 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
	Shares	Exercise Price	Shares	Exercise Price

Outstanding at beginning of period	17,053,116	$1.02	15,878,116	$1.03
Issued	1,138,356	0.63	1,175,000	0.84
Exercised	--	--	--	--
Forfeited	(235,000)	$0.77	--	--
Outstanding at end of period	17,956,472	$1.00	17,053,116	$1.02

Summary Of Vesting Information For Stock Options [Table Text Block]
Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Immediately	2/12/2015	2/12/2015
38,356	Immediately	4/15/2015	4/15/2015
100,000	Monthly	4/7/2015	4/7/2016
100,000	Monthly	9/16/2015	9/16/2016
200,000	Annually	2/5/2015	2/5/2018
350,000	Annually	6/1/2015	6/1/2018
150,000	Annually	11/10/2015	11/10/2018

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding			Options Exercisable

	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
	Contractual	Exercise	Number	Exercise
Number Outstanding	Life (years)	Price	Exercisable	Price

100,000	4.72	$0.22	25,002	$0.22
150,000	4.87	$0.50	-0-	$ N/A
200,000	9.13	$0.66	200,000	$0.66
150,000	9.11	$0.68	-0-	$ N/A
7,233,277	2.99	$0.70	7,233,277	$0.70
488,356	9.38	$0.73	94,178	$0.73
3,405,134	5.69	$0.83	3,405,134	$0.83
975,000	8.45	$0.84	691,667	$0.84
300,000	7.64	$1.10	200,000	$1.10
300,000	7.48	$1.15	233,333	$1.15
100,000	2.09	$1.24	100,000	$1.24
115,000	5.24	$1.35	115,000	$1.35
125,000	2.09	$1.45	125,000	$1.45
330,000	5.95	$1.55	330,000	$1.55
7,645	2.09	$1.58	7,645	$1.58
3,077,060	6.89	$1.66	3,077,060	$1.66
900,000	5.64	$1.90	900,000	$1.90
17,956,472	5.12	$1.00	16,737,296	$1.01